SHARE BASED PAYMENTS (Details Narrative)		1 Months Ended								3 Months Ended
	Sep. 14, 2022 USD ($)	Mar. 31, 2023 $ / shares	Feb. 22, 2023 USD ($) shares	Nov. 22, 2022 USD ($)	Nov. 21, 2022 USD ($) $ / shares	Aug. 31, 2022 USD ($)	Mar. 23, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($)	Feb. 15, 2022 $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)	Nov. 21, 2024 USD ($)	Sep. 14, 2024 USD ($)	Aug. 31, 2024 USD ($)	Nov. 21, 2023 USD ($)	Sep. 14, 2023 USD ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($) shares	Mar. 24, 2023 USD ($) shares	Mar. 16, 2023 $ / shares shares	Mar. 10, 2023 shares	Feb. 22, 2023 CAD ($) $ / shares shares	Jan. 11, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 23, 2022 $ / shares	Nov. 22, 2022 $ / shares shares	Nov. 21, 2022 CAD ($) $ / shares shares	Sep. 14, 2022 $ / shares	Sep. 14, 2022 USD ($) shares	Aug. 31, 2022 $ / shares	Aug. 31, 2022 USD ($) shares	Jul. 27, 2022 shares	Jul. 26, 2022 shares	Jun. 30, 2022 $ / shares	Mar. 23, 2022 CAD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Feb. 15, 2022 USD ($) $ / shares shares
Statement [Line Items]
Estimated Life	5 years	5 years	10 years	5 years	4 years 3 months 18 days	5 years	5 years	5 years	5 years
Risk Free Interest Rate			3.37%																3.34%				3.37%				3.26%	1.64%		3.39%		3.34%				2.20%	1.64%	1.82%
Exercise price | (per share)		$ 0.20							$ 0.35	$ 0.20																					$ 0.18						$ 0.35
Expected Volatility			66.72%																52.68%				66.72%				65.34%	44.92%		51.81%		52.68%				46.92%	46.95%	46.92%
Share price | (per share)		0.16							$ 0.23	0.16																					$ 0.16					$ 0.13	$ 0.19
Expected Dividend Yield			0.00%																0.00%				0.00%				0.00%	0.00%		0.00%		0.00%				0.00%	0.00%	0.00%
Number Of Options Granted			1,000,000																312,500		3,000,000		1,000,000		1,775,861		200,000	600,000		250,000		1,287,500				950,000
RSUs were exercised																				2,231,112
Options Exrecisable Price | (per share)		$ 0.16					$ 0.35			$ 0.16											$ 0.40		$ 0.13				$ 0.20	$ 0.35	$ 0.13
Options Expiration Date	Sep. 14, 2027	Aug. 31, 2027	Feb. 22, 2033	Nov. 21, 2027	Mar. 01, 2027	Aug. 31, 2027	Mar. 24, 2027	Mar. 01, 2027	Feb. 16, 2027
RSUs were cancelled																				30,000
Fair Market Value Of Options																			$ 16,348				$ 72,541					$ 16,716		$ 10,547		$ 71,952				$ 150,000		$ 10,541
Fair Market Value Of Options, Shares | $			$ 750,000										$ 100,000	$ 125,000	$ 643,750	$ 100,000	$ 125,000	$ 643,750		$ 2,231,112
Weighted Average Share Price | (per share)																							$ 0.13		$ 0.46	$ 0.125	$ 0.11	$ 0.19	$ 0.12						$ 0.105			$ 0.23
Issuance Of Replacement Options																																					1,400,000	200,000
Weighted Average Options Exercise Price | $ / shares					$ 0.48
Share Based Compensation							$ 1,479	$ 3,142			$ 1,096
Restricted Stock Units RSU [Member]
Statement [Line Items]
Number Of Options Granted			1,000,000																100,000			2,261,112	1,000,000	2,000,000	2,000,000							1,250,000	100,000			800,000		200,000
Share Based Compensation | $	$ 1,950		$ 37,255		$ 10,030	$ 64,455	8,455			$ 3,674		$ 270,213
Number Of Share Outstanding			750,000																100,000				750,000
Number Of Share Outstandings																			4,610,023
Number Of Share Vested			250,000																920,177				250,000	200,000	3,304,281									100,000
Chief Executive Officer [Member]
Statement [Line Items]
Share Based Compensation | $	$ 1,950		$ 28,153	$ 1,204	$ 10,030		$ 13,300